Secured note liability (Details) - Schedule of Inputs and Assumptions - $ / shares	6 Months Ended
	Jun. 30, 2023	Jun. 29, 2023	Dec. 31, 2022
2022 Secured Note [Member]
Secured note liability (Details) - Schedule of Inputs and Assumptions [Line Items]
Forecast silver production in thousands of ounces (in Shares)	166,144		166,144
Five year quoted future silver price	US$28.27		US$29.38
Risk-free rate	3.80%		3.40%
Credit spread	5.40%		5.30%
Share price volatility	60.00%		60.00%
Silver royalty discount factor	9.10%		8.60%
2023 Secured Note [Member]
Secured note liability (Details) - Schedule of Inputs and Assumptions [Line Items]
Risk-free rate		3.90%
Credit spread		5.40%
Share price volatility		60.00%
NSR royalty discount factor		9.10%
Forecast NSR:
Gold in thousands of ounces (in Shares)		10,500
Silver in thousands of ounces (in Shares)		29,876
Copper in millions of pounds (in Shares)		19,322,467
Molybdenum in millions of pounds (in Shares)		152,310
Five year quoted future metal price
Gold per ounce (in Dollars per share)		$ 2,352.04
Silver per ounce (in Dollars per share)		27.51
Copper per pound (in Dollars per share)		3.64
Molybdenum per pound (in Dollars per share)		$ 22.99